CAPITAL STOCK (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2022	1,280,000	$0.08
Expired	(80,000)	$0.50
Issued	8,000,000	$0.05
Balance, December 31, 2023	9,200,000	$0.05
Issued	290,000	$0.15
Balance, September 30, 2024	9,490,000	$0.05

Schedule of warrants outstanding

Expiry Date	Exercise Price	Number of Warrants Outstanding
August 31, 2027	$0.05	250,000
October 7, 2027	$0.05	750,000
October 31, 2027	$0.05	200,000
May 15, 2028	$0.05	6,000,000
July 24, 2028	$0.05	2,000,000
September 20, 2027	$0.15	290,000
		9,490,000